Financial instruments	6 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
Fair value measurements of financial instruments are presented through the use of a three-level fair value hierarchy that prioritises the valuation techniques used in fair value calculations.

The group maintains policies and procedures to value instruments using the most relevant data available. If multiple inputs that fall into different levels of the hierarchy are used in the valuation of an instrument, the instrument is categorised on the basis of the most subjective input.

Foreign currency forwards and swaps, cross currency swaps and interest rate swaps are valued using discounted cash flow techniques. These techniques incorporate inputs at levels 1 and 2, such as foreign exchange rates and interest rates. These market inputs are used in the discounted cash flow calculation incorporating the instrument’s term, notional amount and discount rate, and taking credit risk into account. As significant inputs to the valuation are observable in active markets, these instruments are categorised as level 2 in the hierarchy.

Other financial liabilities include a put option, which does not have an expiry date, held by Industrias Licoreras de Guatemala (ILG) to sell the remaining 50% equity stake in Rum Creation & Products Inc., the owner of the Zacapa rum brand, to Diageo. The liability is fair valued and as at 31 December 2022, an amount of £217 million (30 June 2022 – £216 million) is recognised as a liability with changes in the fair value of the put option included in retained earnings. As the valuation of this option uses assumptions not observable in the market, it is categorised as level 3 in the hierarchy. As at 31 December 2022, because it is unknown when or if ILG will exercise the option, the liability is measured as if the exercise date is on the last day of the current financial year considering forecast future performance. The option is sensitive to reasonably possible changes in assumptions. If the option were to be exercised as at 30 June 2024, the fair value of the liability would increase by approximately £47 million.

Included in other financial liabilities, the contingent consideration on acquisition of businesses represents the present value of payments up to £406 million linked to certain performance targets which are expected to be paid over the next eight years.

There were no significant changes in the measurement and valuation techniques, or significant transfers between the levels of the financial assets and liabilities in the six months ended 31 December 2022.

The group’s financial assets and liabilities measured at fair value are categorised as follows:

	31 December 2022	30 June 2022	31 December 2021
	£ million	£ million	£ million
Derivative assets	682	480	381
Derivative liabilities	(552)	(456)	(237)
Valuation techniques based on observable market input (Level 2)	130	24	144
Financial assets - other	172	184	167
Financial liabilities - other	(575)	(587)	(483)
Valuation techniques based on unobservable market input (Level 3)	(403)	(403)	(316)

In the six months ended 31 December 2022 and 31 December 2021, the decrease in financial assets - other of £12 million (2021 – £29 million) is principally in respect of the conversion of preference shares to equity in Mr Black.
The movements in level 3 instruments, measured on a recurring basis, are as follows:

	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses(1)	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses(1)
	Six months ended 31 December 2022	Six months ended 31 December 2022	Six months ended 31 December 2021	Six months ended 31 December 2021
	£ million	£ million	£ million	£ million
At the beginning of the period	(216)	(371)	(149)	(429)
Net gains/(losses) included in the income statement	—	12	(7)	18
Net (losses)/gains included in exchange in other comprehensive income	(2)	(2)	(4)	(9)
Net losses included in retained earnings	(4)	—	(12)	—
Acquisitions	—	(5)	—	—
Settlement of liabilities	5	8	3	106
At the end of the period	(217)	(358)	(169)	(314)
(1)    Included in the balance at 31 December 2022 is £145 million in respect of the acquisition of Aviation Gin and Davos Brands (2021 – £163 million), £60 million in respect of the acquisition of 21Seeds (2021 – £nil), and £57 million in respect of the acquisition of Lone River Ranch Water (2021 – £51 million).
The carrying amount of the group’s financial assets and liabilities is generally the same as their fair value apart from borrowings. At 31 December 2022, the fair value of gross borrowings (excluding lease liabilities and the fair value of derivative instruments) was £16,716 million, and the carrying value was £17,609 million (30 June 2022 – £15,628 million and £16,020 million, respectively).